Summary of Significant Accounting Policies (Details) - Schedule of property plant and equipment estimated useful lives of the assets	12 Months Ended
Dec. 31, 2021
Furniture and fixtures [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives Of The Assets [Line Items]
Property and Equipment, Estimated Useful Life (in Years)	3 years
Computer equipment [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives Of The Assets [Line Items]
Property and Equipment, Estimated Useful Life (in Years)	2 years
Completed Connect devices [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives Of The Assets [Line Items]
Property and Equipment, Estimated Useful Life (in Years)	2 years
Vehicles [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives Of The Assets [Line Items]
Property and Equipment, Estimated Useful Life (in Years)	3 years
Leasehold improvements [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives Of The Assets [Line Items]
Property and Equipment, Estimated Useful Lives	Shorter of estimated useful life or lease term